Schedule of Investments(a)
March 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–81.48%
Airlines–3.00%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	$10,318,000	$17,772,755
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	13,713,000	23,612,072
		41,384,827
Apparel Retail–0.84%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025(b)	7,679,000	11,571,293
Apparel, Accessories & Luxury Goods–0.26%
Under Armour, Inc., Conv., 1.50%, 06/01/2024(b)	1,800,000	3,535,875
Application Software–12.19%
Atlassian, Inc., Conv., 0.63%, 05/01/2023	6,600,000	17,015,625
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026(b)	3,539,000	3,675,464
Bill.com Holdings, Inc., Conv., 0.00%, 12/01/2025(b)(c)	8,460,000	10,109,700
Blackline, Inc., Conv., 0.00%, 03/15/2026(b)(c)	6,074,000	5,925,946
Coupa Software, Inc., Conv., 0.38%, 06/15/2026(b)	8,530,000	9,681,550
Datadog, Inc., Conv., 0.13%, 06/15/2025(b)	6,279,000	7,444,539
DocuSign, Inc., Conv., 0.50%, 09/15/2023	3,460,000	9,778,825
Dropbox, Inc., Conv., 0.00%, 03/01/2026(b)(c)	5,183,000	5,354,687
Everbridge, Inc., Conv., 0.00%, 03/15/2026(b)(c)	3,333,000	3,266,340
Five9, Inc., Conv., 0.50%, 06/01/2025(b)	8,601,000	11,525,340
HubSpot, Inc., Conv., 0.38%, 06/01/2025(b)	5,877,000	10,119,459
LivePerson, Inc., Conv., 0.00%, 12/15/2026(b)(c)	4,669,000	4,727,363
MicroStrategy, Inc., Conv., 0.00%, 02/15/2027(b)(c)	8,969,000	7,533,960
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(b)(c)	8,825,000	9,174,311
RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	11,750,000	12,932,344
Splunk, Inc., Conv., 1.13%, 06/15/2027(b)	10,793,000	10,287,078
Workday, Inc., Conv., 0.25%, 10/01/2022	7,500,000	12,947,250
Zendesk, Inc., Conv., 0.63%, 06/15/2025(b)	11,900,000	16,488,640
		167,988,421
Automobile Manufacturers–3.23%
Ford Motor Co., Conv., 0.00%, 03/15/2026(b)(c)	13,767,000	13,973,505
	Principal Amount	Value
Automobile Manufacturers–(continued)
Tesla, Inc., Conv., 2.38%, 03/15/2022	$3,009,000	$30,597,769
		44,571,274
Biotechnology–2.89%
Bridgebio Pharma, Inc., Conv., 2.25%, 02/01/2029(b)	5,095,000	4,865,210
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	10,100,000	13,862,250
Halozyme Therapeutics, Inc., Conv., 1.25%, 12/01/2024	4,700,000	8,630,375
Insmed, Inc., Conv., 1.75%, 01/15/2025	6,000,000	6,708,600
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	4,250,000	5,756,094
		39,822,529
Cable & Satellite–1.29%
DISH Network Corp., Conv., 0.00%, 12/15/2025(b)(c)	8,000,000	8,504,000
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(b)(d)	9,420,000	9,259,860
		17,763,860
Casinos & Gaming–0.54%
DraftKings, Inc., Conv., 0.00%, 03/15/2028(b)(c)	7,430,000	7,389,135
Communications Equipment–1.08%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026	8,550,000	9,987,255
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	3,773,000	4,834,345
		14,821,600
Data Processing & Outsourced Services–2.05%
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(b)(c)	8,447,000	10,606,053
Square, Inc., Conv., 0.50%, 05/15/2023	6,021,000	17,591,857
		28,197,910
Education Services–0.72%
Chegg, Inc., Conv., 0.00%, 09/01/2026(b)(c)	9,150,000	9,882,000
Electric Utilities–2.14%
NextEra Energy, Inc., Conv. Investment Units, 5.28%, 03/01/2023	357,111	17,687,708
Southern Co. (The), Conv. Investment Units, 6.75%, 08/01/2022	230,473	11,737,990
		29,425,698
Electrical Components & Equipment–0.29%
Sunrun, Inc., Conv., 0.00%, 02/01/2026(b)(c)	4,400,000	3,973,976

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Electronic Components–0.55%
II-VI, Inc., Conv., 0.25%, 09/01/2022	$5,000,000	$7,640,625
Electronic Equipment & Instruments–0.23%
Itron, Inc., Conv., 0.00%, 03/15/2026(b)(c)	3,214,000	3,218,017
Health Care Equipment–2.61%
CONMED Corp., Conv., 2.63%, 02/01/2024	2,742,000	4,299,784
DexCom, Inc., Conv., 0.25%, 11/15/2025(b)	7,130,000	7,036,419
Envista Holdings Corp., Conv., 2.38%, 06/01/2025(b)	4,000,000	8,195,200
Insulet Corp., Conv., 0.38%, 09/01/2026	12,300,000	16,406,356
		35,937,759
Health Care Services–0.72%
Guardant Health, Inc., Conv., 0.00%, 11/15/2027(b)(c)	7,663,000	9,866,112
Health Care Technology–1.20%
Omnicell, Inc., Conv., 0.25%, 09/15/2025(b)	7,635,000	10,918,050
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(b)	5,000,000	5,581,500
		16,499,550
Homefurnishing Retail–1.20%
RH, Conv., 0.00%, 06/15/2023(c)	5,350,000	16,474,790
Hotel & Resort REITs–0.98%
Pebblebrook Hotel Trust, Conv., 1.75%, 12/15/2026	11,492,000	13,503,100
Hotels, Resorts & Cruise Lines–3.83%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(b)(c)	9,700,000	10,175,300
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025(b)	11,404,000	16,820,900
Expedia Group, Inc., Conv., 0.00%, 02/15/2026(b)(c)	5,134,000	5,629,431
NCL Corp. Ltd.,
Conv., 6.00%, 05/15/2024(b)	3,477,000	7,727,632
5.38%, 08/01/2025(b)	1,565,000	2,716,058
Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023(b)	6,846,000	9,656,283
		52,725,604
Interactive Home Entertainment–1.91%
Sea Ltd. (Taiwan), Conv., 2.38%, 12/01/2025(b)	5,205,000	13,295,522
Zynga, Inc.,
Conv., 0.25%, 06/01/2024	6,525,000	8,964,045
0.00%, 12/15/2026(b)(c)	3,878,000	4,132,494
		26,392,061
Interactive Media & Services–1.77%
Snap, Inc., Conv., 0.75%, 08/01/2026	5,793,000	13,682,342
Principal Amount		Value
Interactive Media & Services–(continued)
Twitter, Inc., Conv., 0.25%, 06/15/2024	$8,000,000	$10,650,400
		24,332,742
Internet & Direct Marketing Retail–4.80%
Etsy, Inc., Conv., 0.13%, 09/01/2027(b)	9,278,000	12,183,174
Magnite, Inc., Conv., 0.25%, 03/15/2026(b)	1,764,000	1,702,289
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	9,350,000	15,708,000
MercadoLibre, Inc. (Argentina), Conv., 2.00%, 08/15/2028	4,500,000	15,077,813
Pinduoduo, Inc. (China), Conv., 0.00%, 12/01/2023(c)(d)	6,175,000	6,566,928
RealReal, Inc. (The), Conv., 3.00%, 06/15/2025(b)	2,700,000	4,107,375
Wayfair, Inc., Conv., 0.63%, 10/01/2025(b)	10,000,000	10,725,000
		66,070,579
Internet Services & Infrastructure–5.42%
21Vianet Group, Inc. (China), Conv., 0.00%, 02/01/2024(b)(c)(d)	4,433,000	4,182,535
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	7,600,000	9,229,250
MongoDB, Inc., Conv., 0.25%, 01/15/2026	6,556,000	9,473,420
Okta, Inc., Conv., 0.13%, 09/01/2025	9,325,000	12,629,547
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	14,577,000	16,690,665
Twilio, Inc., Conv., 0.25%, 06/01/2023	3,100,000	14,889,286
Wix.com Ltd. (Israel), Conv., 0.00%, 08/15/2025(b)(c)	7,125,000	7,539,141
		74,633,844
Investment Banking & Brokerage–0.52%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	6,378,000	7,111,470
Leisure Facilities–0.50%
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(b)(c)	6,662,000	6,850,270
Leisure Products–0.70%
Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(b)(c)	10,168,000	9,665,955
Life Sciences Tools & Services–1.52%
NeoGenomics, Inc.,
Conv., 1.25%, 05/01/2025	5,000,000	7,543,336
0.25%, 01/15/2028	1,775,000	1,794,736
Repligen Corp., Conv., 0.38%, 07/15/2024	6,619,000	11,653,412
		20,991,484
Movies & Entertainment–0.86%
IMAX Corp., Conv., 0.50%, 04/01/2026(b)	1,760,000	1,749,088
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Movies & Entertainment–(continued)
Liberty Media Corp.,
Conv., 2.25%, 12/01/2021(b)(d)	$5,275,000	$7,038,960
0.50%, 09/01/2024(b)(d)	2,675,000	3,101,662
		11,889,710
Multi-line Insurance–1.21%
AXA S.A. (France), Conv., 7.25%, 05/15/2021(b)	11,845,000	16,679,241
Oil & Gas Exploration & Production–1.77%
EQT Corp., Conv., 1.75%, 05/01/2026(b)	4,410,000	6,488,433
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025(b)	11,378,000	17,874,838
		24,363,271
Packaged Foods & Meats–0.29%
Beyond Meat, Inc., Conv., 0.00%, 03/15/2027(b)(c)	4,240,000	4,073,050
Pharmaceuticals–0.95%
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(b)	10,200,000	13,145,250
Real Estate Services–0.98%
Redfin Corp., Conv., 0.00%, 10/15/2025(b)(c)	11,562,000	13,578,124
Renewable Electricity–0.57%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	7,254,000	7,811,651
Research & Consulting Services–0.74%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	10,171,456
Restaurants–0.37%
Shake Shack, Inc., Conv., 0.00%, 03/01/2028(b)(c)	5,111,000	5,107,806
Semiconductor Equipment–0.40%
Enphase Energy, Inc., Conv., 0.00%, 03/01/2028(b)(c)	2,208,000	2,047,867
SolarEdge Technologies, Inc., Conv., 0.00%, 09/15/2025(b)(c)	2,680,000	3,429,060
		5,476,927
Semiconductors–5.54%
Cree, Inc., Conv., 1.75%, 05/01/2026(b)	5,604,000	13,264,108
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026(b)	2,200,000	2,235,177
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	28,324,000	33,617,047
ON Semiconductor Corp., Conv., 1.63%, 10/15/2023	7,760,000	16,106,850
Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025(b)	8,475,000	11,155,642
		76,378,824
Specialty Stores–1.17%
Dick’s Sporting Goods, Inc., Conv., 3.25%, 04/15/2025(b)	3,950,000	9,070,187
Principal Amount		Value
Specialty Stores–(continued)
National Vision Holdings, Inc., Conv., 2.50%, 05/15/2025(b)	$4,500,000	$7,059,375
		16,129,562
Steel–0.84%
United States Steel Corp., Conv., 5.00%, 11/01/2026	5,306,000	11,548,509
Systems Software–3.84%
NortonLifeLock, Inc., Conv., 2.00%, 08/15/2022(b)	6,100,000	7,133,950
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	13,100,000	17,350,950
Rapid7, Inc., Conv., 2.25%, 05/01/2025(b)	5,400,000	7,678,260
ServiceNow, Inc., Conv., 0.00%, 06/01/2022(c)	5,600,000	20,758,500
		52,921,660
Technology Hardware, Storage & Peripherals–0.45%
Western Digital Corp., Conv., 1.50%, 02/01/2024	6,000,000	6,158,234
Trucking–1.72%
Lyft, Inc., Conv., 1.50%, 05/15/2025(b)	5,350,000	9,496,250
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(b)(c)	13,400,000	14,145,375
		23,641,625
Water Utilities–0.80%
Essential Utilities, Inc., Conv. Amortizing Notes, 6.00%, 04/30/2022	193,600	11,071,984
Total U.S. Dollar Denominated Bonds & Notes (Cost $855,748,055)		1,122,389,244
Shares
Preferred Stocks–14.11%
Asset Management & Custody Banks–1.26%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	260,613	17,369,857
Auto Parts & Equipment–1.04%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	90,566	14,299,466
Broadcasting–0.26%
ViacomCBS, Inc., 5.75%, Series A, Conv. Pfd.	52,875	3,550,556
Diversified Banks–2.35%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	11,400	15,937,200
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	11,600	16,441,956
		32,379,156
Health Care Equipment–2.62%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	204,714	10,997,236
Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	105,981	11,367,522
Danaher Corp., 4.75%, Series A, Conv. Pfd.	9,000	13,770,990
		36,135,748
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Shares		Value
Industrial Machinery–1.81%
Fortive Corp., 5.00%, Series A, Conv. Pfd.	7,400	$7,367,144
Stanley Black & Decker, Inc., 5.25%, Conv. Pfd.	148,900	17,567,222
		24,934,366
Internet & Direct Marketing Retail–1.45%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	11,755	13,249,648
2020 Mandatory Exchangeable Trust, 6.50%, Conv. Pfd.(b)	3,525	6,772,230
		20,021,878
Life Sciences Tools & Services–1.23%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	187,412	16,917,681
Semiconductors–2.09%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	19,540	28,811,535
Total Preferred Stocks (Cost $151,741,255)		194,420,243
Shares		Value
Money Market Funds–4.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	19,123,587	$19,123,587
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	14,783,165	14,789,077
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	21,855,528	21,855,528
Total Money Market Funds (Cost $55,764,560)		55,768,192
TOTAL INVESTMENTS IN SECURITIES–99.64% (Cost $1,063,253,870)		1,372,577,679
OTHER ASSETS LESS LIABILITIES—0.36%		5,003,787
NET ASSETS–100.00%		$1,377,581,466
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $597,004,643, which represented 43.34% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,889,926	$45,817,409	$(39,583,748)	$-	$-	$19,123,587	$1,138
Invesco Liquid Assets Portfolio, Institutional Class	10,335,430	32,726,721	(28,274,106)	1,014	18	14,789,077	899
Invesco Treasury Portfolio, Institutional Class	14,731,343	52,362,753	(45,238,568)	-	-	21,855,528	437
Total	$37,956,699	$130,906,883	$(113,096,422)	$1,014	$18	$55,768,192	$2,474

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,122,389,244	$—	$1,122,389,244
Preferred Stocks	194,420,243	—	—	194,420,243
Money Market Funds	55,768,192	—	—	55,768,192
Total Investments	$250,188,435	$1,122,389,244	$—	$1,372,577,679
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Convertible Securities Fund